Events subsequent to the December 31 consolidated balance sheet date (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 SFr / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Statement [line items]
Dividends proposed | $		$ 8.9	$ 7.8
Subsequent Event [member]
Statement [line items]
Dividends proposed, cash per share | SFr / shares	SFr 3.70